Income Tax Expense_An Analysis Of The Net Profit Before Income Tax And Income Tax Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate Abstract [Abstract]
Net profit before income tax		₩ 4,138,424	$ 3,877,034	₩ 2,628,655	₩ 2,164,695
Tax at the applicable tax rate (Amount)		1,001,037		635,673	523,394
Non-taxable income (Amount)		(207,777)		(188,062)	(84,835)
Non-deductible expense (Amount)		10,706		16,711	16,186
Tax credit and tax exemption (Amount)		(1,658)		(1,079)	(427)
Temporary difference for which no deferred tax is recognized (Amount)		(6,484)		2,749	5,772
Deferred tax relating to changes in recognition and measurement (Amount)		(4,894)		(828)	(251)
Income tax refund for tax of prior years (Amount)		(4,854)		(12,612)	(19,894)
Income tax expense of overseas branch (Amount)		1,549		3,447	3,827
Effects from change in tax rate (Tax rate)		17,367		(739)	(671)
Others (Amount)		(10,029)		(16,785)	(5,712)
Tax expense		₩ 794,963	$ 744,752	₩ 438,475	₩ 437,389
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract [Abstract]
Tax at the applicable tax rate (Tax rate)		24.19%	24.19%	24.18%	24.18%
Non-taxable income (Tax rate)		(5.02%)	(5.02%)	(7.15%)	(3.92%)
Non-deductible expense (Tax rate)		0.26%	0.26%	0.64%	0.75%
Tax credit and tax exemption (Tax rate)		(0.04%)	(0.04%)	(0.04%)	(0.02%)
Temporary difference for which no deferred tax is recognized (Tax rate)		(0.16%)	(0.16%)	0.10%	0.27%
Deferred tax relating to changes in recognition and measurement (Tax rate)		(0.12%)	(0.12%)	(0.03%)	(0.01%)
Income tax refund for tax of prior years (Tax rate)		(0.12%)	(0.12%)	(0.48%)	(0.92%)
Income tax expense of overseas branch (Tax rate)		0.04%	0.04%	0.13%	0.18%
Effects from change in tax rate (Tax rate)		0.42%	0.42%	(0.03%)	(0.03%)
Others (Tax rate)		(0.24%)	(0.24%)	(0.64%)	(0.26%)
Average effective tax rate		19.21%	19.21%	16.68%	20.22%
Description Of Applicable Tax Rate By Taxable Income	[1]	Applicable income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22% and for over ￦20 billion is 24.2%	Applicable income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22% and for over ￦20 billion is 24.2%	Applicable income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22% and for over ￦20 billion is 24.2%	Applicable income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22% and for over ￦20 billion is 24.2%

[1]	Applicable income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22% and for over ￦20 billion is 24.2% as of December 31, 2015, 2016 and 2017.